Income tax (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes paid (refund) [abstract]
Schedule of reconciliation between statutory and effective income tax
The following table reconciles the Company’s theoretical tax expense to its effective tax expense:

	For the year ended December 31,
(in thousands of euros)	2022	2021	2020
Net loss	(57,041)	(47,003)	(33,590)
Effective tax expense	10	5	9
Recurring loss before tax	(57,030)	(46,999)	(33,581)
Theoretical tax rate (statutory rate in France)	25.00%	26.50%	28.00%
Theoretical tax (benefit) expense	(14,258)	(12,455)	(9,403)
Share-based payment	794	848	819
Other permanent differences	45	117	(6)
Other non-taxable items	(1,023)	(660)	(540)
Unrecognized deferred tax on timing differences	14,452	12,154	9,138
Effective tax expense	10	5	9
Effective tax rate	0.00%	0.00%	0.00%